Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000151917 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000151917 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151917 | Other
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000201707 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	64.90%
Percent of Total Long Exposure	35.60%
Percent of Total Short Exposure	29.40%
Percent of Net Long Exposure	6.20%
C000201707 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	10.50%
Percent of Total Long Exposure	3.90%
Percent of Total Short Exposure	6.60%
Percent of Net Long Exposure	(2.70%)
C000201707 | Asset Report 4 ColumnDeveloped Markets Equity Call Options
Holdings [Line Items]
Percent of Total Investments	6.90%
Percent of Total Long Exposure	6.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.90%
C000201707 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	348.80%
Percent of Total Long Exposure	145.60%
Percent of Total Short Exposure	203.20%
Percent of Net Long Exposure	(57.60%)
C000201707 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	70.70%
Percent of Total Long Exposure	67.60%
Percent of Total Short Exposure	3.20%
Percent of Net Long Exposure	64.40%
C000201707 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	16.70%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.70%
Percent of Net Long Exposure	(16.70%)
C000201707 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	16.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.40%
Percent of Net Long Exposure	(16.40%)
C000201707 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	5.20%
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000201707 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	5.20%
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000201707 | Asset Report 4 ColumnShort-term investments
Holdings [Line Items]
Percent of Total Investments	92.60%
Percent of Total Long Exposure	92.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	92.60%
C000201707 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	59.00%
Percent of Total Long Exposure	59.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	59.00%
C000169918 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	64.90%
Percent of Total Long Exposure	35.60%
Percent of Total Short Exposure	29.40%
Percent of Net Long Exposure	6.20%
C000169918 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	10.50%
Percent of Total Long Exposure	3.90%
Percent of Total Short Exposure	6.60%
Percent of Net Long Exposure	(2.70%)
C000169918 | Asset Report 4 ColumnDeveloped Markets Equity Call Options
Holdings [Line Items]
Percent of Total Investments	6.90%
Percent of Total Long Exposure	6.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.90%
C000169918 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	348.80%
Percent of Total Long Exposure	145.60%
Percent of Total Short Exposure	203.20%
Percent of Net Long Exposure	(57.60%)
C000169918 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	70.70%
Percent of Total Long Exposure	67.60%
Percent of Total Short Exposure	3.20%
Percent of Net Long Exposure	64.40%
C000169918 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	16.70%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.70%
Percent of Net Long Exposure	(16.70%)
C000169918 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	16.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.40%
Percent of Net Long Exposure	(16.40%)
C000169918 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	5.20%
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000169918 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	5.20%
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000169918 | Asset Report 4 ColumnShort-term investments
Holdings [Line Items]
Percent of Total Investments	92.60%
Percent of Total Long Exposure	92.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	92.60%
C000169918 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	59.00%
Percent of Total Long Exposure	59.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	59.00%
C000226253 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	37.80%
Percent of Total Long Exposure	21.60%
Percent of Total Short Exposure	16.30%
Percent of Net Long Exposure	5.30%
C000226253 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	329.10%
Percent of Total Long Exposure	139.00%
Percent of Total Short Exposure	190.20%
Percent of Net Long Exposure	(51.20%)
C000226253 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	44.90%
Percent of Total Long Exposure	44.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	44.90%
C000226253 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	16.80%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.80%
Percent of Net Long Exposure	(16.80%)
C000226253 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	16.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.40%
Percent of Net Long Exposure	(16.40%)
C000226253 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000226253 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000226253 | Asset Report 4 ColumnShort-term investments
Holdings [Line Items]
Percent of Total Investments	94.60%
Percent of Total Long Exposure	94.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	94.60%
C000226253 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000226252 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	37.80%
Percent of Total Long Exposure	21.60%
Percent of Total Short Exposure	16.30%
Percent of Net Long Exposure	5.30%
C000226252 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	329.10%
Percent of Total Long Exposure	139.00%
Percent of Total Short Exposure	190.20%
Percent of Net Long Exposure	(51.20%)
C000226252 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	44.90%
Percent of Total Long Exposure	44.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	44.90%
C000226252 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	16.80%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.80%
Percent of Net Long Exposure	(16.80%)
C000226252 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	16.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.40%
Percent of Net Long Exposure	(16.40%)
C000226252 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000226252 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000226252 | Asset Report 4 ColumnShort-term investments
Holdings [Line Items]
Percent of Total Investments	94.60%
Percent of Total Long Exposure	94.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	94.60%
C000226252 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000201713 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.70%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000201713 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	1.80%
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000201713 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000201713 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000201713 | Asset Report 4 ColumnLong South Africa Equities
Holdings [Line Items]
Percent of Total Investments	0.70%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000201713 | Asset Report 4 ColumnLong US Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	4.40%
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000201713 | Asset Report 4 ColumnEnsemble Timing System Tilt (S&P 500)
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000201713 | Asset Report 4 ColumnLong European Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.10%
C000201713 | Asset Report 4 ColumnCOB 5yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000201713 | Asset Report 4 ColumnTOPIX Options
Holdings [Line Items]
Percent of Total Investments	0.20%
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.20%
C000201713 | Asset Report 4 ColumnLong Indian Equities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000201713 | Asset Report 4 ColumnGBP Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	13.80%
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.80%
C000201713 | Asset Report 4 ColumnLong 5-year UK Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.10%
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000201713 | Asset Report 4 ColumnUS Healthcare Equities Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	0.30%
Percent of Net Long Exposure	(0.30%)
C000201713 | Asset Report 4 ColumnLong German Midcap Equities
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000201713 | Asset Report 4 ColumnReceive Brazilian Rates
Holdings [Line Items]
Percent of Total Investments	2.20%
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.20%
C000201713 | Asset Report 4 ColumnEURGBP Options
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000201713 | Asset Report 4 Column6m2y Receiver Swaptions
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	7.40%
Percent of Net Long Exposure	(7.40%)
C000201713 | Asset Report 4 ColumnS&P 500 Options
Holdings [Line Items]
Percent of Total Investments	2.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(2.00%)
C000201713 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	64.20%
Percent of Total Long Exposure	64.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	64.20%
C000196984 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.70%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000196984 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	1.80%
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000196984 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000196984 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000196984 | Asset Report 4 ColumnLong South Africa Equities
Holdings [Line Items]
Percent of Total Investments	0.70%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000196984 | Asset Report 4 ColumnLong US Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	4.40%
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000196984 | Asset Report 4 ColumnEnsemble Timing System Tilt (S&P 500)
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000196984 | Asset Report 4 ColumnLong European Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.10%
C000196984 | Asset Report 4 ColumnCOB 5yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000196984 | Asset Report 4 ColumnTOPIX Options
Holdings [Line Items]
Percent of Total Investments	0.20%
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.20%
C000196984 | Asset Report 4 ColumnLong Indian Equities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000196984 | Asset Report 4 ColumnGBP Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	13.80%
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.80%
C000196984 | Asset Report 4 ColumnLong 5-year UK Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.10%
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000196984 | Asset Report 4 ColumnUS Healthcare Equities Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	0.30%
Percent of Net Long Exposure	(0.30%)
C000196984 | Asset Report 4 ColumnLong German Midcap Equities
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000196984 | Asset Report 4 ColumnReceive Brazilian Rates
Holdings [Line Items]
Percent of Total Investments	2.20%
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.20%
C000196984 | Asset Report 4 ColumnEURGBP Options
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000196984 | Asset Report 4 Column6m2y Receiver Swaptions
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	7.40%
Percent of Net Long Exposure	(7.40%)
C000196984 | Asset Report 4 ColumnS&P 500 Options
Holdings [Line Items]
Percent of Total Investments	2.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(2.00%)
C000196984 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	64.20%
Percent of Total Long Exposure	64.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	64.20%
C000144475 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.70%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000144475 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	1.80%
Percent of Total Long Exposure	1.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.80%
C000144475 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000144475 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000144475 | Asset Report 4 ColumnLong South Africa Equities
Holdings [Line Items]
Percent of Total Investments	0.70%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000144475 | Asset Report 4 ColumnLong US Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	4.40%
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000144475 | Asset Report 4 ColumnEnsemble Timing System Tilt (S&P 500)
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000144475 | Asset Report 4 ColumnLong European Healthcare Equities
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.10%
C000144475 | Asset Report 4 ColumnCOB 5yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000144475 | Asset Report 4 ColumnTOPIX Options
Holdings [Line Items]
Percent of Total Investments	0.20%
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.20%
C000144475 | Asset Report 4 ColumnLong Indian Equities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000144475 | Asset Report 4 ColumnGBP Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	13.80%
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.80%
C000144475 | Asset Report 4 ColumnLong 5-year UK Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.10%
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000144475 | Asset Report 4 ColumnUS Healthcare Equities Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	0.30%
Percent of Net Long Exposure	(0.30%)
C000144475 | Asset Report 4 ColumnLong German Midcap Equities
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000144475 | Asset Report 4 ColumnReceive Brazilian Rates
Holdings [Line Items]
Percent of Total Investments	2.20%
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.20%
C000144475 | Asset Report 4 ColumnEURGBP Options
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000144475 | Asset Report 4 Column6m2y Receiver Swaptions
Holdings [Line Items]
Percent of Total Investments	7.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	7.40%
Percent of Net Long Exposure	(7.40%)
C000144475 | Asset Report 4 ColumnS&P 500 Options
Holdings [Line Items]
Percent of Total Investments	2.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(2.00%)
C000144475 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	64.20%
Percent of Total Long Exposure	64.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	64.20%